Sullivan & Worcester LLP 1633 Broadway New York, NY 10019	T 212 660 3000 F 212 660 3001 www.sandw.com

                    February 1, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, please accept for filing Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”). The purpose of this filing is to register Class A and Class B, Class C and Class E shares of a new series of the Trust, the Pyramis® Managed Risk Portfolio (the “New Portfolio”).

The Registration Statement contains the Prospectus and the Trust’s Statement of Additional Information for the New Portfolio.

This filing also contains appropriate exhibits.

Any questions or comments with respect to this filing may be directed to the undersigned at (212) 660-3067.

Very truly yours,

/s/ Matthew J. Van Wormer

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.